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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-21374

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                          PIMCO Income Strategy Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
                          PIMCO Income Strategy Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: July 31

            Date of reporting period: July 1, 2020 to June 30, 2021

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21374
Reporting Period: 07/01/2020 - 06/30/2021
PIMCO Income Strategy Fund









========================== PIMCO Income Strategy Fund ==========================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: JUL 24, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas Benninger         For       For          Management
1b    Elect Director Jan Jones Blackhurst     For       For          Management
1c    Elect Director Juliana Chugg            For       For          Management
1d    Elect Director Denise Clark             For       For          Management
1e    Elect Director Keith Cozza              For       For          Management
1f    Elect Director John Dionne              For       For          Management
1g    Elect Director James Hunt               For       For          Management
1h    Elect Director Don Kornstein            For       For          Management
1i    Elect Director Courtney R. Mather       For       For          Management
1j    Elect Director James Nelson             For       For          Management
1k    Elect Director Anthony Rodio            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 05, 2021   Meeting Type: Annual
Record Date:  MAR 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director C. William Eccleshare    For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Mary Teresa Rainey       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: APR 21, 2021   Meeting Type: Annual
Record Date:  MAR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard J. Bressler      For       For          Management
1.2   Elect Director Kamakshi                 For       For          Management
      Sivaramakrishnan
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management


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LLOYDS BANKING GROUP PLC

Ticker:       LLOY           Security ID:  G5533WBS5
Meeting Date: DEC 07, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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SANTANDER UK GROUP HOLDINGS PLC

Ticker:                      Security ID:  G8108WAK2
Meeting Date: DEC 03, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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SANTANDER UK PLC

Ticker:       SANB           Security ID:  G8108WAA4
Meeting Date: DEC 03, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 28, 2021   Meeting Type: Annual
Record Date:  MAR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Monica H. Douglas        For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 30, 2021